Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund	November 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 95.92%
Corporate Revenue Bonds — 2.23%
Cottonwood
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	$ 885,611
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	3,975,000	3,733,002
		4,618,613
Education Revenue Bonds — 26.28%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/37	850,000	705,942
Series A 4.25% 7/1/47	750,000	572,092
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,150,239
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	269,986
Series A 5.00% 7/1/34	250,000	242,718
Series A 5.00% 7/1/45	360,000	328,622
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	997,130
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/48	1,000,000	882,410
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	630,260
Series A 5.75% 8/1/44	585,000	586,691
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	227,121
Series A 5.00% 7/1/47	710,000	642,933

(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	592,228
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	420,000	410,244
Series A 5.00% 7/1/44	495,000	451,113
NQ-313 [11/22] 01/23 (2679951)    1

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Charter School Lease Revenue
(Cyber Village Academy Project) Series A 5.50% 6/1/57	1,400,000	$ 1,323,742
(Hiawatha Academies Project)
Series A 144A 5.375% 7/1/42 #	690,000	641,424
Series A 144A 5.50% 7/1/52 #	1,130,000	1,033,261
Series A 144A 5.50% 7/1/57 #	880,000	794,921
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	684,030
144A 5.00% 8/1/53 #	570,000	534,837
5.25% 8/1/39	800,000	801,200
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,150,000	1,155,370
5.00% 5/1/47	2,750,000	2,528,185

(Carleton College) 4.00% 3/1/37	635,000	641,318
(Green Bonds) Series A 5.00% 10/1/32	500,000	551,735
(Gustavus Adolphus College) 5.00% 10/1/47	2,100,000	2,146,977
(Macalester College)
3.00% 3/1/40	365,000	308,483
3.00% 3/1/43	325,000	259,737
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	250,523
4.00% 5/1/25	200,000	200,414
4.00% 5/1/26	100,000	100,180
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	557,792
Series A 5.00% 10/1/45	670,000	686,294

(St. John's University) Series 8-I 5.00% 10/1/34	215,000	223,101
(St. Olaf College)
4.00% 10/1/50	935,000	877,965
Series 8-G 5.00% 12/1/31	205,000	215,685
Series 8-G 5.00% 12/1/32	205,000	215,625
Series 8-N 4.00% 10/1/34	800,000	805,800
Series 8-N 4.00% 10/1/35	590,000	592,266
2    NQ-313 [11/22] 01/23 (2679951)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	$ 304,647
Series B 5.00% 10/1/39	1,000,000	1,012,700
(University of St. Thomas)
4.00% 10/1/37	800,000	790,904
4.00% 10/1/41	1,000,000	958,670
4.00% 10/1/44	1,050,000	982,243
5.00% 10/1/40	1,365,000	1,434,124
Series A 4.00% 10/1/35	400,000	402,168
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,261,810
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	549,353
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,455,492
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	98,884
Series A 144A 5.50% 7/1/52 #	265,000	259,303
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/40	215,000	201,509
Series A 5.00% 9/1/43	750,000	689,947
Series A 5.00% 9/1/55	1,000,000	874,270
Series A 5.75% 9/1/46	500,000	500,150
Series A 6.00% 9/1/51	3,500,000	3,522,890
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,095,578
Series A 4.125% 9/1/47	1,250,000	987,675

(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,391,370
St. Paul Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project) Series A 5.00% 12/1/36	1,000,000	1,013,150
University of Minnesota
Series A 5.00% 11/1/32	985,000	1,120,487
Series A 5.00% 9/1/40	900,000	964,620
Series A 5.00% 9/1/41	620,000	662,761
NQ-313 [11/22] 01/23 (2679951)    3

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota
(State Supported Biomedical Science Research Facilities Funding Program)
Series A 5.00% 8/1/31	1,000,000	$ 1,170,590
Series A 5.00% 8/1/35	2,200,000	2,631,706
Woodbury Charter School Lease Revenue
(MSA Building Company) Series A 4.00% 12/1/50	450,000	376,358
(Woodbury Leadership Academy Project)
Series A 4.00% 7/1/51	660,000	479,873
Series A 4.00% 7/1/56	575,000	402,718
		54,416,544
Electric Revenue Bonds — 4.30%
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/26	360,000	360,717
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	171,692
5.00% 10/1/28	500,000	520,095
5.00% 10/1/47	745,000	778,473
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/28	500,000	532,450
5.00% 1/1/29	470,000	499,643
5.00% 1/1/33	225,000	242,149
5.00% 1/1/34	200,000	214,978
Series A 5.00% 1/1/24	335,000	335,593
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	121,688
Series AAA 5.25% 7/1/25 ‡	95,000	70,538
Series CCC 5.25% 7/1/27 ‡	650,000	482,625
Series WW 5.00% 7/1/28 ‡	585,000	432,900
Series XX 4.75% 7/1/26 ‡	105,000	77,306
Series XX 5.25% 7/1/40 ‡	295,000	219,037
Series XX 5.75% 7/1/36 ‡	370,000	277,500
Series ZZ 4.75% 7/1/27 ‡	85,000	62,581
Series ZZ 5.25% 7/1/24 ‡	130,000	96,525
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	483,768
Series A 5.00% 12/1/35	500,000	536,740
Series A 5.00% 12/1/36	520,000	557,601
4    NQ-313 [11/22] 01/23 (2679951)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	$ 418,604
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	827,072
Western Minnesota Municipal Power Agency Supply Revenue
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	555,000	587,318
		8,907,593
Healthcare Revenue Bonds — 33.15%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	334,912
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	746,659
5.00% 9/1/43	535,000	530,185
5.00% 9/1/58	1,175,000	1,122,254
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	535,000	315,639
4th Tier Series D 7.00% 1/1/37	490,000	337,419
4th Tier Series D 7.25% 1/1/52	1,495,000	941,372
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	1,054,182
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	1,475,000	1,236,492
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35	645,000	387,000
Center City Healthcare Facilities Revenue
(Hazelden Betty Ford Foundation Project) 4.50% 11/1/34	1,000,000	1,001,050
Chatfield Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	188,447
5.00% 9/1/52	1,500,000	1,197,060
NQ-313 [11/22] 01/23 (2679951)    5

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	$ 1,279,590
Crookston Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	902,964
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/46 #	370,000	344,263
Series A 144A 5.00% 8/1/51 #	1,625,000	1,490,840
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	298,606
Series A 5.00% 4/1/40	315,000	276,381
Series A 5.00% 4/1/48	185,000	153,322
Duluth Economic Development Authority
(Benedictine Health System) Series A 4.00% 7/1/41	930,000	752,054
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,500,000	2,387,775
Series A 5.00% 2/15/53	1,590,000	1,598,157
Series A 5.25% 2/15/58	2,000,000	2,027,480
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/38	400,000	359,124
Series A 4.00% 6/15/39	250,000	222,027
Series B 5.25% 6/15/52	1,000,000	1,007,770
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	180,427
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34	750,000	654,390
(St. John's Lutheran Home of Albert Lea Project) 5.375% 10/1/44	90,000	60,973
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,061,075
5.00% 5/1/26	1,300,000	1,365,780
5.00% 5/1/29	500,000	523,865
(North Memorial Health Care)
4.00% 9/1/35	100,000	93,222
6    NQ-313 [11/22] 01/23 (2679951)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care)
5.00% 9/1/30	610,000	$ 628,422
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	856,130
Minneapolis Health Care System Revenue
(Allina Health System) 4.00% 11/15/40	1,000,000	973,680
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	896,980
Series A 5.00% 11/15/33	1,200,000	1,240,788
Series A 5.00% 11/15/33	1,000,000	1,064,910
Series A 5.00% 11/15/34	500,000	515,470
Series A 5.00% 11/15/44	1,000,000	1,015,870
Series A 5.00% 11/15/49	2,450,000	2,502,969
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,556,809
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series A 5.00% 11/15/29	415,000	449,329
Morris Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	376,700
4.20% 8/1/49	1,500,000	1,098,600
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 5.25% 12/1/23	175,000	174,647
Rochester Health Care Facilities Revenue
(Mayo Clinic) 5.00% 11/15/57	4,000,000	4,313,560
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	950,000	960,023
Sartell Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project) Series A 5.00% 9/1/35	350,000	324,387
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	718,773
NQ-313 [11/22] 01/23 (2679951)    7

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	$ 129,378
5.00% 9/1/34	105,000	106,046
St Paul, Minnesota Housing And Redevelopment Authority Health Care Facilities Revenue
(Healthpartners Obligated Group) Series A 5.00% 7/1/30	1,000,000	1,036,740
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	250,000	226,455
5.00% 5/1/48	4,200,000	4,295,508
Series A 4.00% 5/1/37	1,695,000	1,674,338
Series A 5.00% 5/1/46	2,630,000	2,678,734
St. Joseph Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	819,760
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	593,361
Series A 5.00% 11/15/47	485,000	494,603
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,323,947
Series A 5.00% 7/1/33	2,540,000	2,620,112
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Obligated Group) Series A 4.00% 11/1/42	700,000	526,526
(Episcopal Homes Project) 5.125% 5/1/48	1,700,000	1,438,914
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	848,760
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,251,465
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	427,610
4.00% 8/1/38	500,000	435,730
8    NQ-313 [11/22] 01/23 (2679951)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
4.00% 8/1/39	400,000	$ 344,896
4.00% 8/1/44	700,000	575,687
5.00% 8/1/54	750,000	699,300
		68,648,673
Housing Revenue Bonds — 1.58%
Bethel Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project) 5.00% 5/1/54	1,000,000	810,880
Minnesota Housing Finance Agency
Series I 2.20% 1/1/51	635,000	438,220
(State Appropriation - Housing Infrastructure) Series C 5.00% 8/1/33	100,000	103,062
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,210,217
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	698,678
		3,261,057
Lease Revenue Bonds — 2.24%
Hibbing Minnesota, Independent School District No. 701
Series A 3.00% 3/1/41	500,000	414,770
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,763,038
Series A 5.00% 6/1/43	1,000,000	1,006,470
Minnesota Housing Finance Agency
(State Appropriation - Housing Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,459,261
		4,643,539
Local General Obligation Bonds — 6.88%
Anoka-Hennepin Independent School District No. 11
3.00% 2/1/45	750,000	608,655
Series A 3.00% 2/1/43	500,000	423,205
Duluth General Obligation Entertainment Convention Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,053,140
NQ-313 [11/22] 01/23 (2679951)    9

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	$ 447,608
Series A 4.20% 3/1/34	750,000	698,190
Elk River Minnesota, Independent School District No. 728
3.00% 2/1/40	530,000	450,860
Hennepin County
Series A 5.00% 12/1/37	910,000	985,849
Series C 5.00% 12/1/37	2,500,000	2,683,700
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,047,290
Series A 5.00% 2/1/29	1,000,000	1,045,780
Series A 5.00% 2/1/31	1,000,000	1,042,780
Minneapolis Health Care System Revenue
(Green Bonds) 3.00% 12/1/42	1,000,000	839,000
Minneapolis Special School District No. 1
Series A 4.00% 2/1/37	215,000	219,164
Series A 4.00% 2/1/38	220,000	223,313
Series B 4.00% 2/1/37	445,000	453,620
Series B 4.00% 2/1/38	465,000	472,003
Wayzata Independent School District No. 284
(School Building) Series A 5.00% 2/1/28	650,000	709,696
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	1,000,000	829,970
		14,233,823
Pre-Refunded/Escrowed to Maturity Bonds — 2.18%
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23 §	500,000	508,395
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/27-23 §	245,000	248,342
5.00% 7/1/28-23 §	225,000	228,069
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	291,536
Series A 5.00% 11/15/30-25 §	205,000	217,326
10    NQ-313 [11/22] 01/23 (2679951)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30-24 §	500,000	$ 512,740
Series A 5.00% 1/1/34-24 §	450,000	461,466
Series A 5.00% 1/1/40-24 §	2,000,000	2,050,960
		4,518,834
Special Tax Revenue Bonds — 5.45%
Commonwealth of Puerto Rico
2.632% 11/1/43 •	1,594,652	727,560
(Restructured) Series A-1 4.00% 7/1/41	707,440	568,584
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	254,495
Minneapolis Tax Increment Revenue
(Grant Park Project)
4.00% 3/1/27	200,000	197,120
4.00% 3/1/30	260,000	249,342
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	697,725
4.00% 3/1/27	650,000	640,640
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	4,155,000	3,796,424
Series A-1 5.00% 7/1/58	275,000	260,923
Series A-1 5.216% 7/1/51 ^	6,809,000	1,281,181
Series A-2 4.536% 7/1/53	3,000,000	2,617,440
		11,291,434
State General Obligation Bonds — 6.72%
Minnesota State
Series A 4.00% 9/1/38	550,000	573,056
Series A 5.00% 8/1/27	750,000	795,510
Series A 5.00% 8/1/29	1,000,000	1,059,880
Series A 5.00% 9/1/31	1,250,000	1,471,025
Series A 5.00% 8/1/33	660,000	734,019
Series A 5.00% 8/1/34	2,185,000	2,418,423
Series A 5.00% 8/1/39	500,000	570,600
Series A 5.00% 8/1/41	860,000	972,290
Series D 5.00% 8/1/26	1,000,000	1,082,090
Series D 5.00% 8/1/27	1,000,000	1,082,090
Series E 5.00% 10/1/26	1,085,000	1,178,126

NQ-313 [11/22] 01/23 (2679951)    11

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State

(Various Purposes) Series A 5.00% 8/1/32	1,915,000	$ 1,982,485
		13,919,594
Transportation Revenue Bonds — 3.92%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
Series B 5.00% 1/1/31 (AMT)	420,000	448,959
(Senior) Series C 5.00% 1/1/46	185,000	191,064
(Subordinate)
Series A 5.00% 1/1/32	500,000	510,010
Series A 5.00% 1/1/44	4,000,000	4,142,640
Series B 5.00% 1/1/44 (AMT)	2,150,000	2,201,944
Series B 5.00% 1/1/47 (AMT)	600,000	615,462
		8,110,079
Water & Sewer Revenue Bonds — 0.99%
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis–St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,011,320
Series C 4.00% 3/1/32	1,000,000	1,046,240
		2,057,560
Total Municipal Bonds (cost $212,421,460)		198,627,343

Short-Term Investments — 2.63%
Variable Rate Demand Notes — 2.63%¤
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series B-1A 1.00% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	1,500,000	1,500,000
12    NQ-313 [11/22] 01/23 (2679951)

(Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series B-2 1.00% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	3,940,000	$ 3,940,000
Total Short-Term Investments (cost $5,440,000)		5,440,000
Total Value of Securities—98.55% (cost $217,861,460)		204,067,343

Receivables and Other Assets Net of Liabilities—1.45%		3,004,916
Net Assets Applicable to 21,087,084 Shares Outstanding—100.00%		$207,072,259
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2022, the aggregate value of Rule 144A securities was $10,500,376, which represents 5.07% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2022.
NQ-313 [11/22] 01/23 (2679951)    13

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar
14    NQ-313 [11/22] 01/23 (2679951)